RESTRUCTURING COSTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
RESTRUCTURING COST
Restructuring expenses	$ 1,508		$ 564
Restructuring expenses paid	1,121
One-time employee termination benefits [Member]
RESTRUCTURING COST
Restructuring expenses	367		$ 564
Contract termination [Member]
RESTRUCTURING COST
Restructuring expenses	$ 1,141